Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment
Premises and Equipment
6.	Premises and Equipment

Premises and equipment consist of the following at December 31:

	2011	2010

Land	$3,509,066	$2,394,542
Buildings	23,787,412	22,744,244
Equipment and fixtures	9,658,096	8,968,017
Construction in progress	7,915	—
	36,962,489	34,106,803
Accumulated depreciation	(15,582,746)	(14,204,173)
Net book value	$21,379,743	$19,902,630

Depreciation expense was $1,392,153, $1,569,975 and $1,608,017 in 2011, 2010 and 2009 respectively. In October 2010, the Company sold the building and equipment that represented our South Utica Office. Proceeds of $1.2 million were received from the sale and the Company recorded a gain on sale of $95,000.